DEPOSITS (Detail Textuals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Deposit accounts with balances, excess of $100,000	$ 174.0	$ 186.3
Intercompany accounts	6.3	14.8
Total deposits from officers and directors	$ 1.4	$ 1.1